Document and Entity Information	Nov. 17, 2020
Cover [Abstract]
Entity Registrant Name	Aaron's Holdings Company, Inc.
Amendment Flag	false
Entity Central Index Key	0001808834
Document Type	8-K
Document Period End Date	Nov. 17, 2020
Entity Incorporation State Country Code	GA
Entity File Number	1-39628
Entity Tax Identification Number	85-2484385
Entity Address, Address Line One	400 Galleria Parkway SE
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339-3194
City Area Code	(678)
Local Phone Number	402-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.50 Per Share
Trading Symbol	AAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false